INVESTMENT IN LIFE INSURANCE CONTRACT (Details) $ in Millions		12 Months Ended
	Jul. 29, 2019 HKD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 29, 2019 USD ($)
INVESTMENT IN LIFE INSURANCE CONTRACT
Investment deposit			$ 1,277,514
Interest income on investment in life insurance contract		$ 95,797
Manulife (International) Limited ("Manulife")
INVESTMENT IN LIFE INSURANCE CONTRACT
Investment deposit	$ 10			$ 1,290,289
Investment holding period	5 years
Minimum | Manulife (International) Limited ("Manulife")
INVESTMENT IN LIFE INSURANCE CONTRACT
Rates of return (as a percent)	8.69%
Maximum | Manulife (International) Limited ("Manulife")
INVESTMENT IN LIFE INSURANCE CONTRACT
Rates of return (as a percent)	11.49%
Average | Manulife (International) Limited ("Manulife")
INVESTMENT IN LIFE INSURANCE CONTRACT
Rates of return (as a percent)	9.48%